Segments and Geographical Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments and Geographical Information

22 Segments and Geographical Information

Prior to February 6, 2017, NXP was organized into two market oriented reportable segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”). As of February 6, 2017, the SP reportable segment was divested and HPMS remains as the sole reportable segment. Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements. Effective January 1, 2019, NXP removed the reference to HPMS in its organizational structure in acknowledgment of the one reportable segment representing the entity as a whole.

Our HPMS business segment delivers high performance mixed signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial, and software solutions for mobile phones. Our SP business segment offered standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive. The segments each include revenue from the sale and licensing of intellectual property related to that segment.

Because the Company meets the criteria for aggregation set forth under ASC 280 “Segment Reporting”, and the operating segments have similar economic characteristics, the Company aggregates the results of operations of the Automotive, Secure Identification Solutions, Secure Connected Devices and Secure Interfaces and Infrastructure operating segments into one reportable segment, HPMS, and prior to February 6, 2017, the Standard Products and General Purpose Logic operating segments into another reportable segment, SP.

Our Chief Executive Officer, who is our CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Asset information by segment is not provided to our CODM as the majority of our assets are used jointly or managed at corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets per segment has been omitted.

Detailed information by segment for the years 2018, 2017 and 2016 is presented in the following tables.

Revenue	2018	2017	2016
HPMS	9,022	8,745	8,086
SP	-	118	1,220
Corporate and Other (1)	385	393	192
	9,407	9,256	9,498

Operating income (loss)	2018	2017	2016
HPMS	807	656	(302)
SP	-	31	268
Corporate and Other (1)	1,903	1,415	(116)
	2,710	2,102	(150)

(1)

Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to manufacturing operations, unallocated expenses not related to any specific business segment and corporate restructuring charges. The gain on the sale of the divestment of SP business is included in the operating income of Corporate and Other.

Goodwill assigned to segments	Cost at January 1, 2018	Acquisitions	Translation differences and other changes	Cost at December 31, 2018
HPMS	8,750	11	(60)	8,701
Corporate and Other (1)	270	-	-	270
	9,020	11	(60)	8,971

	Accumulated impairment at January 1, 2018	Translation differences and other changes	Accumulated impairment at December 31, 2018
HPMS	(154)	40	(114)
Corporate and Other (1)	-	-	-
	(154)	40	(114)

(1)	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”.

Geographical Information

	Revenue (1)			Property, plant and equipment, net
	2018	2017	2016	2018	2017	2016
China	3,430	3,640	3,882	287	281	251
Netherlands	349	304	285	214	198	183
United States	919	922	906	782	770	922
Singapore	1,220	1,082	984	298	211	166
Germany	531	570	623	55	57	52
Japan	735	750	550	-	-	1
South Korea	357	356	369	-	-	-
Malaysia	112	103	231	373	369	378
Other countries	1,754	1,529	1,668	427	409	399
	9,407	9,256	9,498	2,436	2,295	2,352

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).